Financial and capital management (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Fair value details of financial instruments measured at amortized cost
The following table provides the fair value details of other financial instruments measured at amortized cost in the statements of financial position.

					December 31, 2020		December 31, 2019

	CLASSIFICATION	FAIR VALUE METHODOLOGY	NOTE		CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	22,	27	82	86	82	85

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	23,	24	20,525	24,366	18,653	20,905

Disclosure of fair value measurement of assets
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE OF ASSET (LIABILITY)
	CLASSIFICATION	NOTE	CARRYING VALUE	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2020
Publicly-traded and privately-held investments	Other non-current assets	20	126	3	—	123
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(51)	—	(51)	—
MLSE financial liability(3)	Trade payables and other liabilities	22	(149)	—	—	(149)
Other	Other non-current assets and liabilities		109	—	167	(58)
December 31, 2019
Publicly-traded and privately-held investments	Other non-current assets	20	129	2	—	127
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		165	—	165	—
MLSE financial liability(3)	Trade payables and other liabilities	22	(135)	—	—	(135)
Other	Other non-current assets and liabilities		71	1	128	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price, should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and any gain or loss is recorded in Other (expense) income in the income statements.
Disclosure of fair value measurement of liabilities
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

				FAIR VALUE OF ASSET (LIABILITY)
	CLASSIFICATION	NOTE	CARRYING VALUE	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
December 31, 2020
Publicly-traded and privately-held investments	Other non-current assets	20	126	3	—	123
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		(51)	—	(51)	—
MLSE financial liability(3)	Trade payables and other liabilities	22	(149)	—	—	(149)
Other	Other non-current assets and liabilities		109	—	167	(58)
December 31, 2019
Publicly-traded and privately-held investments	Other non-current assets	20	129	2	—	127
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities		165	—	165	—
MLSE financial liability(3)	Trade payables and other liabilities	22	(135)	—	—	(135)
Other	Other non-current assets and liabilities		71	1	128	(58)
(1)Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.
(2)Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.
(3)Represents BCE’s obligation to repurchase the Master Trust Fund’s 9% interest in MLSE at a price not less than an agreed minimum price, should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and any gain or loss is recorded in Other (expense) income in the income statements.
Change in allowance for doubtful accounts
The following table provides the change in allowance for doubtful accounts for trade receivables, including the current portion of wireless device financing plan receivables, which reflects an increase in 2020 mainly as a result of the impact of the COVID-19 pandemic.

	NOTE	2020	2019
Balance, January 1		(62)	(51)
Additions		(134)	(114)
Usage and reversals		47	103
Balance, December 31	12	(149)	(62)
The following table provides the change in allowance for doubtful accounts for contract assets.

	NOTE	2020	2019
Balance, January 1		(68)	(73)
Additions		(31)	(28)
Usage and reversals		40	33
Balance, December 31		(59)	(68)
Current		(29)	(32)
Non-current		(30)	(36)
Balance, December 31	14	(59)	(68)

Details on trade receivables not impaired
The following table provides further details on trade receivables, net of allowance for doubtful accounts.

AT DECEMBER 31	2020	2019
Trade receivables not past due	2,574	2,082
Trade receivables past due
Under 60 days	432	541
60 to 120 days	214	232
Over 120 days	45	64
Trade receivables, net of allowance for doubtful accounts	3,265	2,919

Maturity analysis for recognized financial liabilities	The following table is a maturity analysis for recognized financial liabilities at December 31, 2020 for each of the next five years and thereafter.

AT DECEMBER 31, 2020	NOTE	2021	2022	2023	2024	2025	THERE- AFTER	TOTAL
Long-term debt	24	221	1,785	1,665	1,278	2,125	13,540	20,614
Notes payable	23	392	—	—	—	—	—	392
Lease liabilities (1)		921	832	611	459	406	2,077	5,306
Loan secured by trade receivables	23	1,050	—	—	—	—	—	1,050
Interest payable on long-term debt, notes payable and loan secured by trade receivables		844	824	756	693	641	7,623	11,381
Net (receipts) payments on cross currency basis swaps		(1)	(1)	—	—	—	64	62
MLSE financial liability	22	149	—	—	—	—	—	149
Total		3,576	3,440	3,032	2,430	3,172	23,304	38,954
(1) Includes imputed interest of $950 million.

Details on outstanding foreign currency forward contracts and cross currency basis swaps
The following table provides further details on our outstanding foreign currency forward contracts and options as at December 31, 2020.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	675	CAD	885	2021	Anticipated transactions
Cash flow	USD	274	CAD	349	2021	Commercial paper
Cash flow	PHP	2,174	CAD	59	2021	Anticipated transactions
Cash flow	USD	479	CAD	614	2022	Anticipated transactions
Cash flow - call options	USD	231	CAD	299	2022	Anticipated transactions
Cash flow - put options	USD	231	CAD	295	2022	Anticipated transactions
Economic	USD	130	CAD	180	2021	Anticipated transactions
Economic - call options	USD	12	CAD	17	2021	Anticipated transactions
Economic - call options	CAD	17	USD	12	2021	Anticipated transactions
Economic - put options	USD	120	CAD	154	2021	Anticipated transactions
Economic - put options	USD	99	CAD	123	2022	Anticipated transactions

Summary of key ratios	The following table provides a summary of our key ratios.

AT DECEMBER 31	2020	2019
Net debt leverage ratio	2.93	2.81
Adjusted EBITDA to net interest expense ratio	8.32	8.50